Capital Management (Tables)	12 Months Ended
Dec. 31, 2021
Regulated Operations [Abstract]
Summary of Company's Capital Structure	At December 31, 2021 and 2020, the Company’s capital structure was as follows:

As at December 31 (millions of dollars)	2021	2020
Long-term debt payable within one year	603	806
Short-term notes payable	1,045	800
Less: cash and cash equivalents	(499)	(712)
	1,149	894

Long-term debt	12,593	12,302
Common shares	2,957	2,957
Retained earnings	8,229	7,877
Total capital	24,928	24,030